Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Emerging Markets Managed Volatility Fund	Oct. 28, 2021
Class A
Operating Expenses:
Management Fees	0.95%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	15.47%
Total Annual Fund Operating Expenses	16.67%
Fee Waiver	15.37%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.30%	[1]
Class C
Operating Expenses:
Management Fees	0.95%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	8.75%
Total Annual Fund Operating Expenses	10.70%
Fee Waiver	8.82%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.88%	[1]
Class S
Operating Expenses:
Management Fees	0.95%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	9.52%
Total Annual Fund Operating Expenses	10.72%
Fee Waiver	9.36%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.36%	[1]
Class I
Operating Expenses:
Management Fees	0.95%
Distribution/Service (12b-1) Fees	none
Other Expenses	5.84%
Total Annual Fund Operating Expenses	6.79%
Fee Waiver	5.78%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.01%	[1]
Class N
Operating Expenses:
Management Fees	0.95%
Distribution/Service (12b-1) Fees	none
Other Expenses	5.17%
Total Annual Fund Operating Expenses	6.12%
Fee Waiver	5.26%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[1]
Class T
Operating Expenses:
Management Fees	0.95%
Distribution/Service (12b-1) Fees	none
Other Expenses	7.07%
Total Annual Fund Operating Expenses	8.02%
Fee Waiver	6.90%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.12%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.85% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.